Document and Entity Information	Dec. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	FIRST INVESTORS TAX EXEMPT FUNDS
Entity Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Jun. 04, 2018
Document Effective Date	Jun. 04, 2018
Prospectus Date	May 01, 2018